UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: May 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Intelligent Risk Growth Allocation Fund

May 31, 2013

Shares	Description (1), (4)	Value
	EXCHANGE-TRADED FUNDS – 90.4%

	Commodity Funds – 13.5%

6,447	PowerShares DB Commodity Index Tracking Fund, (2)	$166,720

1,096	PowerShares DB Gold Fund, (2)	51,457
	Total Commodity Funds	218,177
	Equity Funds – 70.0%

1,998	iShares® Dow Jones U.S. Real Estate Index Fund	137,302

3,733	iShares® MSCI EAFE Index Fund	224,279

2,361	iShares® Russell 1000® Index Fund	213,482

2,938	iShares® Russell 2000® Index Fund	287,483

4,872	iShares® S&P North American Natural Resources Sector Index Fund	195,075

1,776	Vanguard FTSE Emerging Markets ETF	73,739
	Total Equity Funds	1,131,360
	Fixed Income Funds – 6.9%

976	iShares® Barclays 20+ Year Treasury Bond Fund	111,742
	Total Exchange-Traded Funds (cost $1,381,372)	1,461,279

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 5.5%

	Money Market Funds – 5.5%

88,492	First American Treasury Obligations Fund, Class Z, 0.000%, (3)	$88,492
	Total Short-Term Investments (cost $88,492)	88,492
	Total Investments (cost $1,469,864) – 95.9%	1,549,771
	Other Assets Less Liabilities – 4.1%	66,238
	Net Assets – 100%	$1,616,009

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$1,461,279	$—	$—	$1,461,279
Short-Term Investments:
Money Market Funds	88,492	—	—	88,492
Total	$1,549,771	$—	$—	$1,549,771

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Intelligent Risk Growth Allocation Fund (continued)

May 31, 2013

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2013, the cost of investments was $1,473,593.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2013, were as follows:

Gross unrealized:
Appreciation	$103,694
Depreciation	(27,516)
Net unrealized appreciation (depreciation) of investments	$76,178

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; fund has not declared a dividend within the past twelve months.
(3)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(4)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

2	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Intelligent Risk Moderate Allocation Fund

May 31, 2013

Shares	Description (1), (4)	Value
	EXCHANGE-TRADED FUNDS – 98.3%

	Commodity Funds – 22.0%

14,752	PowerShares DB Commodity Index Tracking Fund, (2)	$381,487

4,396	PowerShares DB Gold Fund, (2)	206,392
	Total Commodity Funds	587,879
	Equity Funds – 51.2%

855	iShares® Dow Jones U.S. Real Estate Index Fund	58,756

5,732	iShares® MSCI EAFE Index Fund	344,378

3,218	iShares® Russell 1000® Index Fund	290,972

3,170	iShares® Russell 2000® Index Fund	310,184

1,400	iShares® S&P North American Natural Resources Sector Index Fund	56,056

7,405	Vanguard FTSE Emerging Markets ETF	307,456
	Total Equity Funds	1,367,802
	Fixed Income Funds – 25.1%

5,301	iShares® Barclays 20+ Year Treasury Bond Fund	606,911

563	iShares® Barclays TIPS Bond Fund	65,719
	Total Fixed Income Funds	672,630
	Total Exchange-Traded Funds (cost $2,619,407)	2,628,311

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 1.0%

	Money Market Funds – 1.0%

26,139	First American Treasury Obligations Fund, Class Z, 0.000%, (3)	$26,139
	Total Short-Term Investments (cost $26,139)	26,139
	Total Investments (cost $2,645,546) – 99.3%	2,654,450
	Other Assets Less Liabilities – 0.7%	19,081
	Net Assets – 100%	$2,673,531

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$2,628,311	$—	$—	$2,628,311
Short-Term Investments:
Money Market Funds	26,139	—	—	26,139
Total	$2,654,450	$—	$—	$2,654,450

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Intelligent Risk Moderate Allocation Fund (continued)

May 31, 2013

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2013, the cost of investments was $2,646,368.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2013, were as follows:

Gross unrealized:
Appreciation	$90,854
Depreciation	(82,772)
Net unrealized appreciation (depreciation) of investments	$8,082

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; fund has not declared a dividend within the past twelve months.
(3)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(4)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

4	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Intelligent Risk Conservative Allocation Fund

May 31, 2013

Shares	Description (1), (4)	Value
	EXCHANGE-TRADED FUNDS – 98.5%

	Commodity Funds – 10.4%

3,059	PowerShares DB Commodity Index Tracking Fund, (2)	$79,106

1,351	PowerShares DB Gold Fund, (2)	63,429
	Total Commodity Funds	142,535
	Equity Funds – 32.0%

937	iShares® Dow Jones U.S. Real Estate Index Fund	64,391

1,873	iShares® MSCI EAFE Index Fund	112,530

1,237	iShares® Russell 1000® Index Fund	111,849

619	iShares® Russell 2000® Index Fund	60,569

2,192	Vanguard FTSE Emerging Markets ETF	91,012
	Total Equity Funds	440,351
	Fixed Income Funds – 56.1%

1,219	iShares® Barclays 1-3 Year Treasury Bond Fund	102,859

3,313	iShares® Barclays 20+ Year Treasury Bond Fund	379,306

2,474	iShares® S&P National AMT-Free Municipal Bond Fund	267,662

526	SPDR Barclays Capital High Yield Bond Fund	21,345
	Total Fixed Income Funds	771,172
	Total Exchange-Traded Funds (cost $1,353,654)	1,354,058

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 0.4%

	Money Market Funds – 0.4%

6,065	First American Treasury Obligations Fund, Class Z, 0.000%, (3)	$6,065
	Total Short-Term Investments (cost $6,065)	6,065
	Total Investments (cost $1,359,719) – 98.9%	1,360,123
	Other Assets Less Liabilities – 1.1%	15,567
	Net Assets – 100%	$1,375,690

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Intelligent Risk Conservative Allocation Fund (continued)

May 31, 2013

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$1,354,058	$—	$—	$1,354,058
Short-Term Investments:
Money Market Funds	6,065	—	—	6,065
Total	$1,360,123	$—	$—	$1,360,123

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2013, the cost of investments was $1,360,700.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2013, were as follows:

Gross unrealized:
Appreciation	$40,848
Depreciation	(41,425)
Net unrealized appreciation (depreciation) of investments	$(577)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; fund has not declared a dividend within the past twelve months.
(3)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(4)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

6	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: July 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: July 30, 2013